Trade Accounts Receivables and Other Current Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Accounts Receivables and Other Current Assets
Refund of value added tax	$ 1,429	$ 899
Prepaid expenses	1,014	810
Other receivables	943	753
Total other current assets	$ 3,386	$ 2,462